S-K 1603(c) Fiduciary Duties to Other Companies	Dec. 09, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties:

Individual(1)	Entity	Entity’s Business	Affiliation
Karan Thakur	K2 Capital Advisors Ltd.	Private advisory services company.	Director
	1142377 BC Ltd.	Private holding company.	Director
Glenn Worman	Insight Digital Partners II	Special Purpose Acquisition Corp.	CFO
Alexander W. Tjiang	1495964 B.C. Ltd.	Private advisory services company.	Director
Yungkong Bann	Purpose Asset Management Inc.	Private investment holding company	CEO
Michael E. Fuentes	Lloyd Harbor Capital Management, LLC	SEC-Registered Investment Advisor	Director
	Range Capital Acquisition Corp.	Special Purpose Acquisition Corp.	Team Member

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(1)      Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.